As filed with the Securities and Exchange Commission on February 18, 2011
Registration Numbers: 333-57791; 811-08837

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 18
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 21
THE SELECT SECTOR SPDR® TRUST
(Exact Name of Registrant as Specified in Charter)
One Lincoln Street
Boston, Massachusetts 02111
(Address of Principal Executive Offices)
Registrant’s Telephone Number: (303) 623-2577
(Name and Address of Agent for Service)
Ryan M. Louvar, Esq.
State Street Bank and Trust Company
One Lincoln Street/CPH0326
Boston, Massachusetts 02111
Copy to:
Leonard Mackey, Esq.
Clifford Chance US LLP
31 West 52nd Street,
New York, New York 10119
It is proposed that this filing will become effective:
☑	immediately upon filing pursuant to Rule 485, paragraph (b)

☐	on _________________ pursuant to Rule 485, paragraph (b)

☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)

☐	on January 31, 2011 pursuant to Rule 485, paragraph (a)(1)

☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)

☐	on _________________ pursuant to Rule 485, paragraph (a)(2)

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURE
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to the registration statement under Rule 485(b) under the Securities Act and duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 18th day of February 2011.

THE SELECT SECTOR SPDR® TRUST

/s/ James E. Ross James E. Ross
President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer	February 18, 2011

/s/ Cheryl Burgermeister* Cheryl Burgermeister	Trustee	February 18, 2011

/s/ George R. Gaspari* George R. Gaspari	Trustee	February 18, 2011

/s/ Ernest J. Scalberg* Ernest J. Scalberg	Trustee	February 18, 2011

/s/ R. Charles Tschampion* R. Charles Tschampion	Trustee	February 18, 2011

/s/ James E. Ross James E. Ross	Trustee and President	February 18, 2011
*By: /s/ Ryan M. Louvar
Ryan M. Louvar
As Attorney-in-Fact Pursuant to
Power of Attorney